CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Received In Advance [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ (413,949)	$ 2,412	$ 1,797,003	$ 0	$ (2,066,623)	$ (146,741)	$ 0
Balance (in shares) at Dec. 31, 2012		2,412,000
Debt conversion to paid-in capital	1,884,739	$ 0	1,884,739	0	0	0	0
Capital contributions	408,580	0	408,580	0	0	0	0
Effect of restructuring	(1,524,555)	0	(2,913,918)	0	702,652	49,892	636,819
Subscriptions received in advance	1,522,388	0	0	1,522,388	0	0	0
Effect of restructuring due to convergence of shell company	(36,714)	$ 0	115,063	0	(151,777)	0	0
Effect of restructuring due to convergence of shell company (Shares)		0
Subsidiary equity interest acquired by noncontrolling interest	75,427	$ 0	0	0	0	0	75,427
Foreign currency translation	(3,776)	0	0	0	0	(4,384)	608
Net loss	(2,729,068)	0	0	0	(1,709,344)	0	(1,019,724)
Balance at Dec. 31, 2013	(816,927)	$ 2,412	1,291,467	1,522,388	(3,225,092)	(101,233)	(306,870)
Balance (in shares) at Dec. 31, 2013		2,412,000
Issuance of shares due to share exchange	0	$ 20,000	1,502,388	(1,522,388)	0	0	0
Issuance of shares due to share exchange (Shares)		20,000,000
Subsidiary equity interest acquired by noncontrolling interest	0
Foreign currency translation	68,686	$ 0	0	0	0	45,053	23,633
Net loss	(907,797)	0	0	0	(697,287)	0	(210,510)
Balance at Dec. 31, 2014	(1,656,039)	$ 22,412	$ 2,793,855	$ 0	$ (3,922,379)	$ (56,180)	$ (493,747)
Balance (in shares) at Dec. 31, 2014		22,412,000
Foreign currency translation	(14,447)
Net loss	(399,059)
Balance at Jun. 30, 2015	$ (1,252,440)